SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation by Loan (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 24, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016	Jul. 31, 2015
Disclosure of detailed information about borrowings [line items]
Beginning of period		$ 95,605	$ 104,823
Proceeds from debt agreements		35,000	10,000
Principal payments on debt		(15,607)	(2,198)
Fair value loss on the 5% Convertible Debentures		0	317
Repayment		(20,000)	(13,611)
Capitalized loan fee		(340)	(499)
New lease		1,899	765
Conversion of 7% Convertible Debentures			(6,947)
Accretion of debt		4,149	2,955
End of period		100,706	95,605
Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Beginning of period		147	1,119
Proceeds from debt agreements		0	0
Principal payments on debt		(147)	(972)
Fair value loss on the 5% Convertible Debentures			0
Repayment		0	0
Capitalized loan fee		0	0
New lease		0	0
Conversion of 7% Convertible Debentures			0
Accretion of debt		0	0
End of period		0	147
Finance leases
Disclosure of detailed information about borrowings [line items]
Beginning of period		1,498	1,959
Proceeds from debt agreements		0	0
Principal payments on debt		(1,714)	(1,226)
Fair value loss on the 5% Convertible Debentures			0
Repayment		0	0
Capitalized loan fee		0	0
New lease		1,899	765
Conversion of 7% Convertible Debentures			0
Accretion of debt		0	0
End of period		1,683	1,498
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Beginning of period		9,559	0
Proceeds from debt agreements	$ 15,000	15,000	10,000
Principal payments on debt		(4,723)	0
Fair value loss on the 5% Convertible Debentures			0
Repayment		0	0
Capitalized loan fee		0	(499)
New lease		0	0
Conversion of 7% Convertible Debentures			0
Accretion of debt		99	58
End of period		19,935	9,559
Ecobank Loan IV
Disclosure of detailed information about borrowings [line items]
Beginning of period		0	0
Proceeds from debt agreements		20,000	0
Principal payments on debt		(1,999)	0
Fair value loss on the 5% Convertible Debentures			0
Repayment		0	0
Capitalized loan fee		(340)	0
New lease		0	0
Conversion of 7% Convertible Debentures			0
Accretion of debt		39	0
End of period		$ 17,700	0
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.50%
Beginning of period		$ 23,069	22,338
Proceeds from debt agreements		0	0
Principal payments on debt		(7,024)	0
Fair value loss on the 5% Convertible Debentures			0
Repayment		0	0
Capitalized loan fee		0	0
New lease		0	0
Conversion of 7% Convertible Debentures			0
Accretion of debt		731	731
End of period		$ 16,776	$ 23,069
5% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%	5.00%
Beginning of period		$ 0	$ 13,294
Proceeds from debt agreements		0	0
Principal payments on debt		0	0
Fair value loss on the 5% Convertible Debentures			317
Repayment		0	(13,611)
Capitalized loan fee		0	0
New lease		0	0
Conversion of 7% Convertible Debentures			0
Accretion of debt		0	0
End of period		$ 0	0
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%		7.00%
Beginning of period		$ 42,515	47,617
Proceeds from debt agreements		0	0
Principal payments on debt		0	0
Fair value loss on the 5% Convertible Debentures			0
Repayment		0	0
Capitalized loan fee		0	0
New lease		0	0
Conversion of 7% Convertible Debentures		0	(6,947)
Accretion of debt		2,097	1,845
End of period		$ 44,612	42,515
Royal Gold loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.00%			11.50%
Beginning of period		$ 18,817	18,496
Proceeds from debt agreements		0	0
Principal payments on debt		0	0
Fair value loss on the 5% Convertible Debentures			0
Repayment		(20,000)	0
Capitalized loan fee		0	0
New lease		0	0
Conversion of 7% Convertible Debentures			0
Accretion of debt		1,183	321
End of period		$ 0	$ 18,817